RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Salaries and benefits	$ 7,896	$ 8,450
Directors fees	851	830
Consulting fees	66	66
Share-based payments	6,395	4,874
Key management personnel compensation	$ 15,208	$ 14,220